Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2019	2020
	$	$
At cost:
Leasehold improvements	833	-
Computer and network equipment	4,305	1,350
Office equipment	925	905
Motor vehicles	184	186
	6,247	2,441
Less: accumulated depreciation	(6,006)	(2,289)

	241	152

Schedule of depreciation expense on property and equipment
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Cost of revenues	104	46	-
Sales and marketing expenses	3	1	1
General and administrative expenses	47	53	13
Research and development expenses	110	75	65

	264	175	79